UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Nominingue Asset Management, LLC

Address:  712 Fifth Avenue
          New York, New York 10019


13F File Number: 028-10497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amrita Ajoomal
Title:  Secretary
Phone:  (646) 483-0473


Signature, Place and Date of Signing:

 /s/Amrita Ajoomal                New York, New York           August 16, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       74

Form 13F Information Table Value Total: $2,685,881
                                        (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                  NOMININGUE ASSET MANAGEMENT, LLC
                                                            SEC Form 13-F
                                                              06/30/04
                                                    Item #4
                                                     Market        Item #5            Item #6          Item           Item #8
          Item #1              Item #2   Item #3      Value             Sh/    Investment Descretion    #7       Voting Authority
       Name of Issuer           Title     CUSIP     (x$1,000)  Quantity Prn    Sole   Shared  Other    Mgrs  Sole     Shared   Other
APPLE COMPUTER INC             common   037833100     88011     2704700 sh     2704700   n/a   n/a     n/a  2704700     n/a    n/a
APPLE COMPUTER INC             common   037833900    124091     3813500 Call   3813500   n/a   n/a     n/a  3813500     n/a    n/a
ASPEN INSURANCE HOLDINGS LTD   common   G05384105     22231      957000 sh     957000    n/a   n/a     n/a  957000      n/a    n/a
AMERICAN GREETINGS CORP-CL A   common   026375105     37002     1596300 sh     1596300   n/a   n/a     n/a  1596300     n/a    n/a
APPLEBEE'S INTL INC            common   037899101     49546     2152287 sh     2152287   n/a   n/a     n/a  2152287     n/a    n/a
BANK OF AMERICA CORP           common   060505104     63444      749747 sh     749747    n/a   n/a     n/a  749747      n/a    n/a
BEST BUY CO INC                common   086516101     38380      756400 sh     756400    n/a   n/a     n/a  756400      n/a    n/a
BOWNE & CO INC                 common   103043105      1870      118000 sh     118000    n/a   n/a     n/a  118000      n/a    n/a
COMMERCE BANCORP INC/NJ        common   200519106      8252      150000 sh     150000    n/a   n/a     n/a  150000      n/a    n/a
CARNIVAL CORP                  common   143658300     38267      814200 sh     814200    n/a   n/a     n/a  814200      n/a    n/a
CEC ENTERTAINMENT INC          common   125137109     54779     1856299 sh     1856299   n/a   n/a     n/a  1856299     n/a    n/a
CAREER EDUCATION CORP          common   141665109     23478      515326 sh     515326    n/a   n/a     n/a  515326      n/a    n/a
COUNTRYWIDE FINANCIAL CORP     common   222372104     47310      673449 sh     673449    n/a   n/a     n/a  673449      n/a    n/a
CNS INC                        common   126136100       646       64300 sh     64300     n/a   n/a     n/a  64300       n/a    n/a
CORINTHIAN COLLEGES INC        common   218868107     36433     1472626 sh     1472626   n/a   n/a     n/a  1472626     n/a    n/a
CAPITAL ONE FINANCIAL CORP     common   14040H105     31427      459600 sh     459600    n/a   n/a     n/a  459600      n/a    n/a
COLUMBIA SPORTSWEAR CO         common   198516106     16686      305500 sh     305500    n/a   n/a     n/a  305500      n/a    n/a
COSTCO WHOLESALE CORP          common   22160K105     18869      458200 sh     458200    n/a   n/a     n/a  458200      n/a    n/a
DOLLAR TREE STORES INC         common   256747106      9057      330200 sh     330200    n/a   n/a     n/a  330200      n/a    n/a
DIRECTV GROUP INC/THE          common   25459L106     47760     2793000 sh     2793000   n/a   n/a     n/a  2793000     n/a    n/a
EBAY INC                       common   278642103     83077      903500 sh     903500    n/a   n/a     n/a  903500      n/a    n/a
ITT EDUCATIONAL SERVICES INC   common   45068B109     44259     1164100 sh     1164100   n/a   n/a     n/a  1164100     n/a    n/a
ITT EDUCATIONAL SERVICES INC   common   45068B909     49312     1297000 Call   1297000   n/a   n/a     n/a  1297000     n/a    n/a
ITT EDUCATIONAL SERVICES INC   common   45068B959      7604      200000 Put    200000    n/a   n/a     n/a  200000      n/a    n/a
FANNIE MAE                     common   313586109     42481      595300 sh     595300    n/a   n/a     n/a  595300      n/a    n/a
FANNIE MAE                     common   313586909    117744     1650000 Call   1650000   n/a   n/a     n/a  1650000     n/a    n/a
FOX ENTERTAINMENT GRP INC-A    common   35138T107     27197     1018600 sh     1018600   n/a   n/a     n/a  1018600     n/a    n/a
FREDDIE MAC                    common   313400301     44468      702500 sh     702500    n/a   n/a     n/a  702500      n/a    n/a
FREDDIE MAC                    common   313400901    104445     1650000 Call   1650000   n/a   n/a     n/a  1650000     n/a    n/a
CORNING INC                    common   219350105     10051      769600 sh     769600    n/a   n/a     n/a  769600      n/a    n/a
HOME DEPOT INC                 common   437076102     78274     2223700 sh     2223700   n/a   n/a     n/a  2223700     n/a    n/a
INTERACTIVECORP                common   45840Q101     72441     2403500 sh     2403500   n/a   n/a     n/a  2403500     n/a    n/a
INTERFACE INC-CL A             common   458665106     13333     1522070 sh     1522070   n/a   n/a     n/a  1522070     n/a    n/a
IMPAC MORTGAGE HOLDINGS INC    common   45254P102      7826      347534 sh     347534    n/a   n/a     n/a  347534      n/a    n/a
NORDSTROM INC                  common   655664100     21561      506000 sh     506000    n/a   n/a     n/a  506000      n/a    n/a
CARMAX INC                     common   143130102     17548      802368 sh     802368    n/a   n/a     n/a  802368      n/a    n/a
KOHLS CORP                     common   500255104     71914     1700900 sh     1700900   n/a   n/a     n/a  1700900     n/a    n/a
KOHLS CORP                     common   500255904     45662     1080000 Call   1080000   n/a   n/a     n/a  1080000     n/a    n/a
K-SWISS INC  -CL A             common   482686102     26732     1322700 sh     1322700   n/a   n/a     n/a  1322700     n/a    n/a
LIBERTY MEDIA CORP-A           common   530718105     30557     3399000 sh     3399000   n/a   n/a     n/a  3399000     n/a    n/a
LABRANCHE & CO INC             common   505447102      6391      759000 sh     759000    n/a   n/a     n/a  759000      n/a    n/a
LIBERTY MEDIA INTL INC-A       common   530719103      6305      169949 sh     169949    n/a   n/a     n/a  169949      n/a    n/a
LOWE'S COS INC                 common   548661107     65565      1247670sh     1247670   n/a   n/a     n/a  1247670     n/a    n/a
LUMINENT MORTGAGE CAPITAL IN   common   550278303      9064      755300 sh     755300    n/a   n/a     n/a  755300      n/a    n/a
MOHAWK INDUSTRIES INC          common   608190104     50282      685690 sh     685690    n/a   n/a     n/a  685690      n/a    n/a
NEOFORMA INC                   common   640475505       707       58200 sh     58200     n/a   n/a     n/a  58200       n/a    n/a
NII HOLDINGS INC               common   62913F201       785       23300 sh     23300     n/a   n/a     n/a  23300       n/a    n/a
BLUE NILE INC                  common   09578R103       940       25000 sh     25000     n/a   n/a     n/a  25000       n/a    n/a
NTL INC                        common   62940M104     56174      974900 sh     974900    n/a   n/a     n/a  974900      n/a    n/a
OMI CORP - NEW                 common   Y6476W104      5843      491000 sh     491000    n/a   n/a     n/a  491000      n/a    n/a
PETSMART INC                   common   716768106     64155     1977049 sh     1977049   n/a   n/a     n/a  1977049     n/a    n/a
PRICE COMMUNICATIONS CORP      common   741437305      5542      375479 sh     375479    n/a   n/a     n/a  375479      n/a    n/a
PLAINS EXPLORATION & PRODUCT   common   726505100      9422      513437 sh     513437    n/a   n/a     n/a  513437      n/a    n/a
ROYAL CARIBBEAN CRUISES LTD    common   V7780T103     41318      951800 sh     951800    n/a   n/a     n/a  951800      n/a    n/a
EVEREST RE GROUP LTD           common   G3223R108     34137      424800 sh     424800    n/a   n/a     n/a  424800      n/a    n/a
REGAL ENTERTAINMENT GROUP-A    common   758766109     12298      679436 sh     679436    n/a   n/a     n/a  679436      n/a    n/a
ROSS STORES INC                common   778296103     20075      750200 sh     750200    n/a   n/a     n/a  750200      n/a    n/a
REDWOOD TRUST INC              common   758075402     16280      292386 sh     292386    n/a   n/a     n/a  292386      n/a    n/a
REDWOOD TRUST INC              common   758075902     16704      300000 Call   300000    n/a   n/a     n/a  300000      n/a    n/a
SEARS ROEBUCK & CO             common   812387958     64192     1700000 Put    1700000   n/a   n/a     n/a  1700000     n/a    n/a
SLM CORP                       common   78442P106     18704      462400 sh     462400    n/a   n/a     n/a  462400      n/a    n/a
STRAYER EDUCATION INC          common   863236105     24378      218500 sh     218500    n/a   n/a     n/a  218500      n/a    n/a
TARGET CORP                    common   87612E106      7262      171000 sh     171000    n/a   n/a     n/a  171000      n/a    n/a
TEEKAY SHIPPING CORP           common   Y8564W103      5753      153900 sh     153900    n/a   n/a     n/a  153900      n/a    n/a
TWEETER HOME ENTERTAINMT GRP   common   901167106      6132     1135500 sh     1135500   n/a   n/a     n/a  1135500     n/a    n/a
TYCO INTERNATIONAL LTD         common   902124106     10406      314000 sh     314000    n/a   n/a     n/a  314000      n/a    n/a
INSTINET GROUP INCORPORATED    common   457750957      2640      500000 Put    500000    n/a   n/a     n/a  500000      n/a    n/a
APOLLO GROUP INC               common   037604204     19524      222900 sh     222900    n/a   n/a     n/a  222900      n/a    n/a
VAN DER MOOLEN HOLDING-ADR     common   921020103      2993      407700 sh     407700    n/a   n/a     n/a  407700      n/a    n/a
WELLS FARGO & COMPANY          common   949746101     48502      847500 sh     847500    n/a   n/a     n/a  847500      n/a    n/a
WAL-MART STORES INC            common   931142103     59170     1121500 sh     1121500   n/a   n/a     n/a  1121500     n/a    n/a
WILLIAMS-SONOMA INC            common   969904101     77525     2352105 sh     2352105   n/a   n/a     n/a  2352105     n/a    n/a
YAHOO! INC                     common   984332106     51588     1417252 sh     1417252   n/a   n/a     n/a  1417252     n/a    n/a
YAHOO! INC                     common   984332906    191100     5250000 Call   5250000   n/a   n/a     n/a  5250000     n/a    n/a



03338.0003 #505435